(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia International Value Fund - ABCIR) (Columbia International Value Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Columbia International Value Fund - ABCIR) (Columbia International Value Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees		1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.26%	0.26%	0.26%	0.06%	0.26%
Total annual Fund operating expenses		1.53%	2.28%	2.28%	1.08%	1.78%
Fee waivers and/or reimbursements	[2]	(0.07%)	(0.07%)	(0.07%)	(0.01%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.46%	2.21%	2.21%	1.07%	1.71%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, 1.07% for Class I and 1.71% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia International Value Fund) (Columbia International Value Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	715	1,024	1,355	2,288
Class B Shares	724	1,006	1,414	2,422
Class C Shares	324	706	1,214	2,610
Class I Shares	109	342	595	1,316
Class R Shares	174	553	958	2,089

Expense Example, No Redemption (Columbia International Value Fund) (Columbia International Value Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	224	706	1,214	2,422
Class C Shares	224	706	1,214	2,610

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

The Master Portfolio may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Brandes Investment Partners, L.P. (Brandes) - which manages the Master Portfolio on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the "Graham and Dodd" value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its "true" long-term - or intrinsic - value.

Brandes uses fundamental analysis to develop an estimate of intrinsic value, and will consider, among other factors, a company's earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes or if Brandes believes that other investments are more attractive; or for other reasons.

Principal Risks

  Investing in Other Funds Risk ��� The performance of the Master Portfolio could be adversely affected if other entities that invest in the same Master Portfolio make relatively large investments or redemptions in the Master Portfolio. Because the expenses and costs of a Master Portfolio are shared by its investors, redemptions by other investors in the Master Portfolio could result in decreased economies of scale and increased operating expenses for the Master Portfolio. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Master Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of the Master Portfolio. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Master Portfolio.

The Fund is subject indirectly to the following risks of the Master Portfolio:

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio's investment objective. There is no assurance that the Master Portfolio will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Master Portfolio's shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I and Class R shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    26.68%

Worst:   3rd quarter 2002:   -21.66%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns (Columbia International Value Fund) (Columbia International Value Fund - ABCIR)	1 Year	5 Years	10 Years
Class A Shares	(16.01%)	(6.29%)	4.60%
Class A Shares returns after taxes on distributions	(15.94%)	(7.37%)	3.48%
Class A Shares returns after taxes on distributions and sale of Fund shares	(9.17%)	(4.82%)	4.24%
Class B Shares	(15.87%)	(6.09%)	4.45%
Class C Shares	(12.42%)	(5.88%)	4.44%
Class I Shares	(12.40%)	(5.48%)	5.05%
Class R Shares	(11.15%)	(5.44%)	4.92%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.17%)	(6.33%)	4.98%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia International Value Fund - Z) | (Columbia International Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia International Value Fund)	Class Z Shares (Columbia International Value Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Columbia International Value Fund)		Class Z Shares (Columbia International Value Fund - Z)
Management fees		1.02%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.26%
Total annual Fund operating expenses		1.28%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.21%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia International Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia International Value Fund - Z)	123	399	696	1,539

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

The Master Portfolio may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Brandes Investment Partners, L.P. (Brandes) - which manages the Master Portfolio on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the "Graham and Dodd" value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its "true" long-term - or intrinsic - value.

Brandes uses fundamental analysis to develop an estimate of intrinsic value, and will consider, among other factors, a company's earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes or if Brandes believes that other investments are more attractive; or for other reasons.

Principal Risks

  Investing in Other Funds Risk ��� The performance of the Master Portfolio could be adversely affected if other entities that invest in the same Master Portfolio make relatively large investments or redemptions in the Master Portfolio. Because the expenses and costs of a Master Portfolio are shared by its investors, redemptions by other investors in the Master Portfolio could result in decreased economies of scale and increased operating expenses for the Master Portfolio. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Master Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of the Master Portfolio. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Master Portfolio.

The Fund is subject indirectly to the following risks of the Master Portfolio:

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio's investment objective. There is no assurance that the Master Portfolio will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Master Portfolio's shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[3]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    26.78%

Worst:   3rd quarter 2002:   -21.58%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns (Columbia International Value Fund) (Columbia International Value Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(10.63%)	(4.93%)	5.48%
Class Z Shares returns after taxes on distributions	(10.60%)	(6.05%)	4.31%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(5.57%)	(3.72%)	5.00%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.17%)	(6.33%)	4.98%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (Columbia Multi-Advisor International Equity Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class R4 Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (Columbia Multi-Advisor International Equity Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Class W Shares
Management fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.33%	0.33%	0.33%	0.07%	0.33%	0.37%	0.33%
Total annual Fund operating expenses		1.38%	2.13%	2.13%	0.87%	1.63%	1.17%	1.38%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class R4 or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	707	987	1,287	2,137
Class B Shares	716	967	1,344	2,271
Class C Shares	316	667	1,144	2,462
Class I Shares	89	278	482	1,073
Class R Shares	166	514	887	1,933
Class R4 Shares	119	372	644	1,420
Class W Shares	140	437	755	1,657

Expense Example, No Redemption (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	216	667	1,144	2,271
Class C Shares	216	667	1,144	2,462

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I and Class W shares is September 27, 2010; the inception date for the Fund's Class R shares is January 23, 2006 and the inception date for the Fund's Class R4 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[4]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.94%

Worst:   4th quarter 2008:   -24.41%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W)	1 Year	5 Years	10 Years
Class A Shares	(18.35%)	(6.79%)	3.11%
Class A Shares returns after taxes on distributions	(18.35%)	(7.48%)	2.49%
Class A Shares returns after taxes on distributions and sale of Fund shares	(11.93%)	(5.60%)	2.67%
Class B Shares	(18.44%)	(6.71%)	2.85%
Class C Shares	(15.00%)	(6.40%)	3.00%
Class I Shares	(13.06%)	(5.40%)	3.91%
Class R Shares	(13.64%)	(5.92%)	3.36%
Class R4 Shares	(13.33%)	(5.56%)	3.76%
Class W Shares	(13.48%)	(5.67%)	3.65%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund)	Class Y Shares (Columbia Multi-Advisor International Equity Fund - Y)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund)		Class Y Shares (Columbia Multi-Advisor International Equity Fund - Y)
Management fees	[1]	0.80%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.07%
Total annual Fund operating expenses		0.87%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares (Columbia Multi-Advisor International Equity Fund - Y)	89	278	482	1,073

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class Y shares is March 7, 2011. The returns shown for this class of shares include the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[5]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.06%

Worst:   4th quarter 2008:   -24.42%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - Y)	1 Year	5 Years	10 Years
Class Y Shares	(13.05%)	(5.42%)	3.90%
Class Y Shares returns after taxes on distributions	(13.05%)	(6.15%)	3.28%
Class Y Shares returns after taxes on distributions and sale of Fund shares	(8.48%)	(4.50%)	3.41%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund)	Class Z Shares (Columbia Multi-Advisor International Equity Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund)		Class Z Shares (Columbia Multi-Advisor International Equity Fund - Z)
Management fees	[1]	0.80%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.33%
Total annual Fund operating expenses		1.13%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Multi-Advisor International Equity Fund - Z)	115	359	622	1,375

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[6]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.06%

Worst:   4th quarter 2008:   -24.42%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(13.23%)	(5.46%)	3.88%
Class Z Shares returns after taxes on distributions	(13.23%)	(6.19%)	3.26%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.60%)	(4.53%)	3.39%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico International Opportunities Fund - ABCIR) (Columbia Marsico International Opportunities Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund - ABCIR) (Columbia Marsico International Opportunities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses		0.24%	0.24%	0.24%	0.05%	0.24%
Total annual Fund operating expenses		1.51%	2.26%	2.26%	1.07%	1.76%
Fee waivers and/or reimbursements	[2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.49%	2.24%	2.24%	1.07%	1.74%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.11% for Class I and 1.74% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	718	1,023	1,350	2,271
Class B Shares	727	1,004	1,408	2,405
Class C Shares	327	704	1,208	2,594
Class I Shares	109	340	590	1,306
Class R Shares	177	552	952	2,071

Expense Example, No Redemption (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	227	704	1,208	2,405
Class C Shares	227	704	1,208	2,594

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010 and the inception date for the Fund's Class R shares is January 23, 2006. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[7]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter: 2009:    26.57%

Worst:   4th quarter: 2008:   -27.68%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - ABCIR)	1 Year	5 Years	10 Years
Class A Shares	(20.77%)	(5.99%)	5.05%
Class A Shares returns after taxes on distributions	(20.77%)	(6.58%)	4.38%
Class A Shares returns after taxes on distributions and sale of Fund shares	(13.50%)	(4.98%)	4.33%
Class B Shares	(20.76%)	(5.91%)	4.90%
Class C Shares	(17.41%)	(5.58%)	4.91%
Class I Shares	(15.12%)	(4.67%)	5.79%
Class R Shares	(16.13%)	(5.11%)	5.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico International Opportunities Fund)	Class Z Shares (Columbia Marsico International Opportunities Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class Z Shares (Columbia Marsico International Opportunities Fund - Z)
Management fees	[1]	1.02%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		0.24%
Total annual Fund operating expenses		1.26%
Fee waivers and/or reimbursements	[2]	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.24%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.24% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Marsico International Opportunities Fund - Z)	126	398	690	1,521

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[8]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter: 2009:    26.66%

Worst:   4th quarter: 2008:   -27.61%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(15.78%)	(4.65%)	5.94%
Class Z Shares returns after taxes on distributions	(15.78%)	(5.28%)	5.23%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(10.25%)	(3.90%)	5.11%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Overseas Value Fund - ACIRW) (Columbia Overseas Value Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund - ACIRW) (Columbia Overseas Value Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Total annual Fund operating expenses		2.01%	2.76%	1.76%	2.26%	2.01%
Fee waivers and/or reimbursements	[3]	(0.45%)	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.31%	1.81%	1.56%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C, 1.31% for Class I, 1.81% for Class R and 1.56% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,128	1,557	2,744
Class C Shares	334	814	1,420	3,057
Class I Shares	133	510	912	2,036
Class R Shares	184	663	1,169	2,560
Class W Shares	159	587	1,041	2,302

Expense Example, No Redemption (Columbia Overseas Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Overseas Value Fund - ACIRW)	234	814	1,420	3,057

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. No performance information is shown for Class A, Class C and Class R shares because these share classes have not commenced operations as of the date of this prospectus. The inception date for the Fund's Class I and Class W shares is March 30, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[9]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.

     2009     2010     2011

    33.73%    4.64%  -10.38%

----------

* Year-to-date return as of March 31, 2012: 10.62%

Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:    32.29%

Worst:  3rd quarter 2011:   -18.87%

Class Z shares - returns before taxes

    Inception Date      1 year     Life of Fund

     March 31, 2008    (10.38%)      (7.44%)

Class Z shares - returns after taxes on distributions

    Inception Date      1 year    Life of Fund

     March 31, 2008    (10.55%)     (7.84%)

Class Z shares - returns after taxes on distributions and sale of Fund shares

    Inception Date      1 year    Life of Fund

     March 31, 2008    (5.81%)      (6.13%)

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

    Inception Date      1 year    Life of Fund

     March 31, 2008    (12.17%)      (7.27%)

Average Annual Total Returns (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Mar 31, 2008	(10.38%)	(7.44%)
Class Z Shares returns after taxes on distributions	Mar 31, 2008	(10.55%)	(7.84%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Mar 31, 2008	(5.81%)	(6.13%)
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Mar 31, 2008	(12.17%)	(7.27%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Overseas Value Fund)	Class Z Shares (Columbia Overseas Value Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund)		Class Z Shares (Columbia Overseas Value Fund - Z)
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.89%
Total annual Fund operating expenses		1.76%
Fee waivers and/or reimbursements	[3]	(0.45%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Overseas Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Overseas Value Fund - Z)	133	510	912	2,036

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[9]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Mar 31, 2008	(10.38%)	(7.44%)
Class Z Shares returns after taxes on distributions	Mar 31, 2008	(10.55%)	(7.84%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Mar 31, 2008	(5.81%)	(6.13%)
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Mar 31, 2008	(12.17%)	(7.27%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico Global Fund - ACR) (Columbia Marsico Global Fund)	Class A Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund - ACR) (Columbia Marsico Global Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	1.02%	1.02%	1.02%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses		2.27%	2.27%	2.27%
Total annual Fund operating expenses		3.54%	4.29%	3.79%
Fee waivers and/or reimbursements	[2]	(1.98%)	(1.98%)	(1.98%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.81%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico Global Fund) (Columbia Marsico Global Fund - ACR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,425	2,146	4,042
Class C Shares	334	1,121	2,021	4,328
Class R Shares	184	976	1,787	3,901

Expense Example, No Redemption (Columbia Marsico Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Marsico Global Fund - ACR)	234	1,121	2,021	4,328

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside the United States or doing business outside the United States (unless market conditions are not deemed favorable by Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in or economically tied to emerging market countries.

The Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. Marsico generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Primarily for hedging purposes, the Fund may invest in derivatives, including futures (including futures on securities indices and foreign currencies), forward contracts on foreign currencies, options (including options on securities and securities indices) and other derivative instruments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[10]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    20.88%

Worst:   3rd quarter 2011:   -20.45%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country World Index (ACWI) (Net), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Average Annual Total Returns (Columbia Marsico Global Fund) (Columbia Marsico Global Fund - ACR)	Inception Date	1 Year	Life of Fund
Class A Shares	Apr 30, 2008	(17.30%)	(5.05%)
Class A Shares returns after taxes on distributions	Apr 30, 2008	(17.44%)	(5.14%)
Class A Shares returns after taxes on distributions and sale of Fund shares	Apr 30, 2008	(11.01%)	(4.24%)
Class C Shares	Apr 30, 2008	(13.81%)	(4.24%)
Class R Shares	Apr 30, 2008	(12.47%)	(3.77%)
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Apr 30, 2008	(7.35%)	(4.39%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico Global Fund)	Class Z Shares (Columbia Marsico Global Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class Z Shares (Columbia Marsico Global Fund - Z)
Management fees	[1]	1.02%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		2.27%
Total annual Fund operating expenses		3.29%
Fee waivers and/or reimbursements	[2]	(1.98%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Marsico Global Fund - Z)	133	827	1,545	3,450

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside the United States or doing business outside the United States (unless market conditions are not deemed favorable by Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in or economically tied to emerging market countries.

The Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. Marsico generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Primarily for hedging purposes, the Fund may invest in derivatives, including futures (including futures on securities indices and foreign currencies), forward contracts on foreign currencies, options (including options on securities and securities indices) and other derivative instruments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[11]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    20.84%

Worst:   3rd quarter 2011:   -20.47%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country World Index (ACWI) (Net), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Average Annual Total Returns (Columbia Marsico Global Fund) (Columbia Marsico Global Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Apr 30, 2008	(12.11%)	(3.29%)
Class Z Shares returns after taxes on distributions	Apr 30, 2008	(12.27%)	(3.39%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Apr 30, 2008	(7.62%)	(2.76%)
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Apr 30, 2008	(7.35%)	(4.39%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
[2]	Year-to-date return as of March 31, 2012: 10.03%
[3]	Year-to-date return as of March 31, 2012: 10.09%
[4]	Year-to-date return as of March 31, 2012: 11.82%
[5]	Year-to-date return as of March 31, 2012: 11.99%
[6]	Year-to-date return as of March 31, 2012: 12.03%
[7]	Year-to-date return as of March 31, 2012: 14.92%
[8]	Year-to-date return as of March 31, 2012: 15.06%
[9]	Year-to-date return as of March 31, 2012: 10.62%
[10]	Year-to-date return as of March 31, 2012: 21.68%
[11]	Year-to-date return as of March 31, 2012: 21.93%

(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia International Value Fund - ABCIR) (Columbia International Value Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Columbia International Value Fund - ABCIR) (Columbia International Value Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees		1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.26%	0.26%	0.26%	0.06%	0.26%
Total annual Fund operating expenses		1.53%	2.28%	2.28%	1.08%	1.78%
Fee waivers and/or reimbursements	[2]	(0.07%)	(0.07%)	(0.07%)	(0.01%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.46%	2.21%	2.21%	1.07%	1.71%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, 1.07% for Class I and 1.71% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia International Value Fund) (Columbia International Value Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	715	1,024	1,355	2,288
Class B Shares	724	1,006	1,414	2,422
Class C Shares	324	706	1,214	2,610
Class I Shares	109	342	595	1,316
Class R Shares	174	553	958	2,089

Expense Example, No Redemption (Columbia International Value Fund) (Columbia International Value Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	224	706	1,214	2,422
Class C Shares	224	706	1,214	2,610

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

The Master Portfolio may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Brandes Investment Partners, L.P. (Brandes) - which manages the Master Portfolio on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the "Graham and Dodd" value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its "true" long-term - or intrinsic - value.

Brandes uses fundamental analysis to develop an estimate of intrinsic value, and will consider, among other factors, a company's earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes or if Brandes believes that other investments are more attractive; or for other reasons.

Principal Risks

  Investing in Other Funds Risk ��� The performance of the Master Portfolio could be adversely affected if other entities that invest in the same Master Portfolio make relatively large investments or redemptions in the Master Portfolio. Because the expenses and costs of a Master Portfolio are shared by its investors, redemptions by other investors in the Master Portfolio could result in decreased economies of scale and increased operating expenses for the Master Portfolio. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Master Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of the Master Portfolio. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Master Portfolio.

The Fund is subject indirectly to the following risks of the Master Portfolio:

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio's investment objective. There is no assurance that the Master Portfolio will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Master Portfolio's shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I and Class R shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    26.68%

Worst:   3rd quarter 2002:   -21.66%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns (Columbia International Value Fund) (Columbia International Value Fund - ABCIR)	1 Year	5 Years	10 Years
Class A Shares	(16.01%)	(6.29%)	4.60%
Class A Shares returns after taxes on distributions	(15.94%)	(7.37%)	3.48%
Class A Shares returns after taxes on distributions and sale of Fund shares	(9.17%)	(4.82%)	4.24%
Class B Shares	(15.87%)	(6.09%)	4.45%
Class C Shares	(12.42%)	(5.88%)	4.44%
Class I Shares	(12.40%)	(5.48%)	5.05%
Class R Shares	(11.15%)	(5.44%)	4.92%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.17%)	(6.33%)	4.98%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
[2]	Year-to-date return as of March 31, 2012: 10.03%

(Columbia International Value Fund - Z) | (Columbia International Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia International Value Fund)	Class Z Shares (Columbia International Value Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Columbia International Value Fund)		Class Z Shares (Columbia International Value Fund - Z)
Management fees		1.02%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.26%
Total annual Fund operating expenses		1.28%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.21%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia International Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia International Value Fund - Z)	123	399	696	1,539

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

The Master Portfolio may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Brandes Investment Partners, L.P. (Brandes) - which manages the Master Portfolio on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the "Graham and Dodd" value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its "true" long-term - or intrinsic - value.

Brandes uses fundamental analysis to develop an estimate of intrinsic value, and will consider, among other factors, a company's earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes or if Brandes believes that other investments are more attractive; or for other reasons.

Principal Risks

  Investing in Other Funds Risk ��� The performance of the Master Portfolio could be adversely affected if other entities that invest in the same Master Portfolio make relatively large investments or redemptions in the Master Portfolio. Because the expenses and costs of a Master Portfolio are shared by its investors, redemptions by other investors in the Master Portfolio could result in decreased economies of scale and increased operating expenses for the Master Portfolio. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Master Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of the Master Portfolio. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Master Portfolio.

The Fund is subject indirectly to the following risks of the Master Portfolio:

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio's investment objective. There is no assurance that the Master Portfolio will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Master Portfolio's shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    26.78%

Worst:   3rd quarter 2002:   -21.58%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns (Columbia International Value Fund) (Columbia International Value Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(10.63%)	(4.93%)	5.48%
Class Z Shares returns after taxes on distributions	(10.60%)	(6.05%)	4.31%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(5.57%)	(3.72%)	5.00%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.17%)	(6.33%)	4.98%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
[2]	Year-to-date return as of March 31, 2012: 10.09%

(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (Columbia Multi-Advisor International Equity Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class R4 Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (Columbia Multi-Advisor International Equity Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Class W Shares
Management fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.33%	0.33%	0.33%	0.07%	0.33%	0.37%	0.33%
Total annual Fund operating expenses		1.38%	2.13%	2.13%	0.87%	1.63%	1.17%	1.38%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class R4 or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	707	987	1,287	2,137
Class B Shares	716	967	1,344	2,271
Class C Shares	316	667	1,144	2,462
Class I Shares	89	278	482	1,073
Class R Shares	166	514	887	1,933
Class R4 Shares	119	372	644	1,420
Class W Shares	140	437	755	1,657

Expense Example, No Redemption (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	216	667	1,144	2,271
Class C Shares	216	667	1,144	2,462

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I and Class W shares is September 27, 2010; the inception date for the Fund's Class R shares is January 23, 2006 and the inception date for the Fund's Class R4 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.94%

Worst:   4th quarter 2008:   -24.41%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - ABCIR R4 W)	1 Year	5 Years	10 Years
Class A Shares	(18.35%)	(6.79%)	3.11%
Class A Shares returns after taxes on distributions	(18.35%)	(7.48%)	2.49%
Class A Shares returns after taxes on distributions and sale of Fund shares	(11.93%)	(5.60%)	2.67%
Class B Shares	(18.44%)	(6.71%)	2.85%
Class C Shares	(15.00%)	(6.40%)	3.00%
Class I Shares	(13.06%)	(5.40%)	3.91%
Class R Shares	(13.64%)	(5.92%)	3.36%
Class R4 Shares	(13.33%)	(5.56%)	3.76%
Class W Shares	(13.48%)	(5.67%)	3.65%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 11.82%

(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund)	Class Y Shares (Columbia Multi-Advisor International Equity Fund - Y)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund)		Class Y Shares (Columbia Multi-Advisor International Equity Fund - Y)
Management fees	[1]	0.80%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.07%
Total annual Fund operating expenses		0.87%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares (Columbia Multi-Advisor International Equity Fund - Y)	89	278	482	1,073

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class Y shares is March 7, 2011. The returns shown for this class of shares include the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.06%

Worst:   4th quarter 2008:   -24.42%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - Y)	1 Year	5 Years	10 Years
Class Y Shares	(13.05%)	(5.42%)	3.90%
Class Y Shares returns after taxes on distributions	(13.05%)	(6.15%)	3.28%
Class Y Shares returns after taxes on distributions and sale of Fund shares	(8.48%)	(4.50%)	3.41%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 11.99%

(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund)	Class Z Shares (Columbia Multi-Advisor International Equity Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund)		Class Z Shares (Columbia Multi-Advisor International Equity Fund - Z)
Management fees	[1]	0.80%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.33%
Total annual Fund operating expenses		1.13%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Multi-Advisor International Equity Fund - Z)	115	359	622	1,375

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.06%

Worst:   4th quarter 2008:   -24.42%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(13.23%)	(5.46%)	3.88%
Class Z Shares returns after taxes on distributions	(13.23%)	(6.19%)	3.26%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.60%)	(4.53%)	3.39%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 12.03%

(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico International Opportunities Fund - ABCIR) (Columbia Marsico International Opportunities Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund - ABCIR) (Columbia Marsico International Opportunities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses		0.24%	0.24%	0.24%	0.05%	0.24%
Total annual Fund operating expenses		1.51%	2.26%	2.26%	1.07%	1.76%
Fee waivers and/or reimbursements	[2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.49%	2.24%	2.24%	1.07%	1.74%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.11% for Class I and 1.74% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	718	1,023	1,350	2,271
Class B Shares	727	1,004	1,408	2,405
Class C Shares	327	704	1,208	2,594
Class I Shares	109	340	590	1,306
Class R Shares	177	552	952	2,071

Expense Example, No Redemption (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - ABCIR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	227	704	1,208	2,405
Class C Shares	227	704	1,208	2,594

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010 and the inception date for the Fund's Class R shares is January 23, 2006. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter: 2009:    26.57%

Worst:   4th quarter: 2008:   -27.68%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - ABCIR)	1 Year	5 Years	10 Years
Class A Shares	(20.77%)	(5.99%)	5.05%
Class A Shares returns after taxes on distributions	(20.77%)	(6.58%)	4.38%
Class A Shares returns after taxes on distributions and sale of Fund shares	(13.50%)	(4.98%)	4.33%
Class B Shares	(20.76%)	(5.91%)	4.90%
Class C Shares	(17.41%)	(5.58%)	4.91%
Class I Shares	(15.12%)	(4.67%)	5.79%
Class R Shares	(16.13%)	(5.11%)	5.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 14.92%

(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico International Opportunities Fund)	Class Z Shares (Columbia Marsico International Opportunities Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class Z Shares (Columbia Marsico International Opportunities Fund - Z)
Management fees	[1]	1.02%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		0.24%
Total annual Fund operating expenses		1.26%
Fee waivers and/or reimbursements	[2]	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.24%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.24% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Marsico International Opportunities Fund - Z)	126	398	690	1,521

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter: 2009:    26.66%

Worst:   4th quarter: 2008:   -27.61%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Marsico International Opportunities Fund) (Columbia Marsico International Opportunities Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(15.78%)	(4.65%)	5.94%
Class Z Shares returns after taxes on distributions	(15.78%)	(5.28%)	5.23%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(10.25%)	(3.90%)	5.11%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 15.06%

(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Overseas Value Fund - ACIRW) (Columbia Overseas Value Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund - ACIRW) (Columbia Overseas Value Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Total annual Fund operating expenses		2.01%	2.76%	1.76%	2.26%	2.01%
Fee waivers and/or reimbursements	[3]	(0.45%)	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.31%	1.81%	1.56%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C, 1.31% for Class I, 1.81% for Class R and 1.56% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,128	1,557	2,744
Class C Shares	334	814	1,420	3,057
Class I Shares	133	510	912	2,036
Class R Shares	184	663	1,169	2,560
Class W Shares	159	587	1,041	2,302

Expense Example, No Redemption (Columbia Overseas Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Overseas Value Fund - ACIRW)	234	814	1,420	3,057

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. No performance information is shown for Class A, Class C and Class R shares because these share classes have not commenced operations as of the date of this prospectus. The inception date for the Fund's Class I and Class W shares is March 30, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.

     2009     2010     2011

    33.73%    4.64%  -10.38%

----------

* Year-to-date return as of March 31, 2012: 10.62%

Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:    32.29%

Worst:  3rd quarter 2011:   -18.87%

Class Z shares - returns before taxes

    Inception Date      1 year     Life of Fund

     March 31, 2008    (10.38%)      (7.44%)

Class Z shares - returns after taxes on distributions

    Inception Date      1 year    Life of Fund

     March 31, 2008    (10.55%)     (7.84%)

Class Z shares - returns after taxes on distributions and sale of Fund shares

    Inception Date      1 year    Life of Fund

     March 31, 2008    (5.81%)      (6.13%)

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

    Inception Date      1 year    Life of Fund

     March 31, 2008    (12.17%)      (7.27%)

Average Annual Total Returns (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Mar 31, 2008	(10.38%)	(7.44%)
Class Z Shares returns after taxes on distributions	Mar 31, 2008	(10.55%)	(7.84%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Mar 31, 2008	(5.81%)	(6.13%)
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Mar 31, 2008	(12.17%)	(7.27%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 10.62%

(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Overseas Value Fund)	Class Z Shares (Columbia Overseas Value Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund)		Class Z Shares (Columbia Overseas Value Fund - Z)
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.89%
Total annual Fund operating expenses		1.76%
Fee waivers and/or reimbursements	[3]	(0.45%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Overseas Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Overseas Value Fund - Z)	133	510	912	2,036

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Mar 31, 2008	(10.38%)	(7.44%)
Class Z Shares returns after taxes on distributions	Mar 31, 2008	(10.55%)	(7.84%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Mar 31, 2008	(5.81%)	(6.13%)
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Mar 31, 2008	(12.17%)	(7.27%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 10.62%

(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico Global Fund - ACR) (Columbia Marsico Global Fund)	Class A Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund - ACR) (Columbia Marsico Global Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	1.02%	1.02%	1.02%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses		2.27%	2.27%	2.27%
Total annual Fund operating expenses		3.54%	4.29%	3.79%
Fee waivers and/or reimbursements	[2]	(1.98%)	(1.98%)	(1.98%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.81%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico Global Fund) (Columbia Marsico Global Fund - ACR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,425	2,146	4,042
Class C Shares	334	1,121	2,021	4,328
Class R Shares	184	976	1,787	3,901

Expense Example, No Redemption (Columbia Marsico Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Marsico Global Fund - ACR)	234	1,121	2,021	4,328

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside the United States or doing business outside the United States (unless market conditions are not deemed favorable by Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in or economically tied to emerging market countries.

The Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. Marsico generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Primarily for hedging purposes, the Fund may invest in derivatives, including futures (including futures on securities indices and foreign currencies), forward contracts on foreign currencies, options (including options on securities and securities indices) and other derivative instruments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    20.88%

Worst:   3rd quarter 2011:   -20.45%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country World Index (ACWI) (Net), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Average Annual Total Returns (Columbia Marsico Global Fund) (Columbia Marsico Global Fund - ACR)	Inception Date	1 Year	Life of Fund
Class A Shares	Apr 30, 2008	(17.30%)	(5.05%)
Class A Shares returns after taxes on distributions	Apr 30, 2008	(17.44%)	(5.14%)
Class A Shares returns after taxes on distributions and sale of Fund shares	Apr 30, 2008	(11.01%)	(4.24%)
Class C Shares	Apr 30, 2008	(13.81%)	(4.24%)
Class R Shares	Apr 30, 2008	(12.47%)	(3.77%)
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Apr 30, 2008	(7.35%)	(4.39%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 21.68%

(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Marsico Global Fund)	Class Z Shares (Columbia Marsico Global Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class Z Shares (Columbia Marsico Global Fund - Z)
Management fees	[1]	1.02%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		2.27%
Total annual Fund operating expenses		3.29%
Fee waivers and/or reimbursements	[2]	(1.98%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Marsico Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Marsico Global Fund - Z)	133	827	1,545	3,450

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside the United States or doing business outside the United States (unless market conditions are not deemed favorable by Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in or economically tied to emerging market countries.

The Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. Marsico generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Primarily for hedging purposes, the Fund may invest in derivatives, including futures (including futures on securities indices and foreign currencies), forward contracts on foreign currencies, options (including options on securities and securities indices) and other derivative instruments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    20.84%

Worst:   3rd quarter 2011:   -20.47%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country World Index (ACWI) (Net), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Average Annual Total Returns (Columbia Marsico Global Fund) (Columbia Marsico Global Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Apr 30, 2008	(12.11%)	(3.29%)
Class Z Shares returns after taxes on distributions	Apr 30, 2008	(12.27%)	(3.39%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Apr 30, 2008	(7.62%)	(2.76%)
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Apr 30, 2008	(7.35%)	(4.39%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 21.93%

Shareholder Fees	0 Months Ended
	Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.53%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.46%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class B Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	2.28%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.21%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	2.28%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.21%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class I Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Total annual Fund operating expenses	1.08%
Fee waivers and/or reimbursements	(0.01%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.78%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.71%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.21%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	2.13%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	2.13%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.87%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.63%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.37%	[1]
Total annual Fund operating expenses	1.17%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.87%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.49%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.24%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.24%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.74%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.02%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.24%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.76%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.89%	[1]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.81%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.89%	[1]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.45%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.27%
Total annual Fund operating expenses	3.54%
Fee waivers and/or reimbursements	(1.98%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	2.27%
Total annual Fund operating expenses	4.29%
Fee waivers and/or reimbursements	(1.98%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	2.27%
Total annual Fund operating expenses	3.79%
Fee waivers and/or reimbursements	(1.98%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.81%
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	2.27%
Total annual Fund operating expenses	3.29%
Fee waivers and/or reimbursements	(1.98%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, 1.07% for Class I and 1.71% for Class R.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class Z.
[4]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.11% for Class I and 1.74% for Class R.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.24% for Class Z.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C, 1.31% for Class I, 1.81% for Class R and 1.56% for Class W.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(17.80%)
Annual Return 2003	50.45%
Annual Return 2004	24.17%
Annual Return 2005	10.16%
Annual Return 2006	28.26%
Annual Return 2007	6.72%
Annual Return 2008	(35.62%)
Annual Return 2009	22.30%
Annual Return 2010	2.43%
Annual Return 2011	(10.90%)
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(17.60%)
Annual Return 2003	50.78%
Annual Return 2004	24.47%
Annual Return 2005	10.42%
Annual Return 2006	28.60%
Annual Return 2007	7.01%
Annual Return 2008	(35.47%)
Annual Return 2009	22.59%
Annual Return 2010	2.66%
Annual Return 2011	(10.63%)
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(13.99%)
Annual Return 2003	34.08%
Annual Return 2004	17.62%
Annual Return 2005	13.82%
Annual Return 2006	24.95%
Annual Return 2007	14.21%
Annual Return 2008	(47.04%)
Annual Return 2009	31.13%
Annual Return 2010	8.70%
Annual Return 2011	(13.39%)
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(14.53%)
Annual Return 2003	34.34%
Annual Return 2004	17.98%
Annual Return 2005	14.08%
Annual Return 2006	25.33%
Annual Return 2007	14.47%
Annual Return 2008	(46.96%)
Annual Return 2009	31.55%
Annual Return 2010	8.99%
Annual Return 2011	(13.05%)
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(14.53%)
Annual Return 2003	34.34%
Annual Return 2004	17.98%
Annual Return 2005	14.08%
Annual Return 2006	25.33%
Annual Return 2007	14.47%
Annual Return 2008	(46.96%)
Annual Return 2009	31.55%
Annual Return 2010	8.99%
Annual Return 2011	(13.23%)
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(7.77%)
Annual Return 2003	40.24%
Annual Return 2004	16.76%
Annual Return 2005	19.74%
Annual Return 2006	23.34%
Annual Return 2007	19.99%
Annual Return 2008	(50.78%)
Annual Return 2009	37.98%
Annual Return 2010	13.74%
Annual Return 2011	(15.93%)
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(7.49%)
Annual Return 2003	40.59%
Annual Return 2004	17.01%
Annual Return 2005	20.07%
Annual Return 2006	23.69%
Annual Return 2007	20.24%
Annual Return 2008	(50.68%)
Annual Return 2009	38.29%
Annual Return 2010	14.09%
Annual Return 2011	(15.78%)
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	33.73%
Annual Return 2010	4.64%
Annual Return 2011	(10.38%)
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Bar Chart Table:
Annual Return 2009	33.94%
Annual Return 2010	24.20%
Annual Return 2011	(12.28%)
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	34.29%
Annual Return 2010	24.49%
Annual Return 2011	(12.11%)

Annual Total Returns (Class Z Shares, (Columbia Overseas Value Fund - Z), (Columbia Overseas Value Fund))	0 Months Ended
Jul. 01, 2012
Class Z Shares | (Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund)
Bar Chart Table:
Annual Return 2009	33.73%
Annual Return 2010	4.64%
Annual Return 2011	(10.38%)

Average Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
10 Years	4.98%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Average Annual Return:
1 Year	(16.01%)
5 Years	(6.29%)
10 Years	4.60%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.94%)
5 Years	(7.37%)
10 Years	3.48%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.17%)
5 Years	(4.82%)
10 Years	4.24%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class B Shares
Average Annual Return:
1 Year	(15.87%)
5 Years	(6.09%)
10 Years	4.45%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class C Shares
Average Annual Return:
1 Year	(12.42%)
5 Years	(5.88%)
10 Years	4.44%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class I Shares
Average Annual Return:
1 Year	(12.40%)
5 Years	(5.48%)
10 Years	5.05%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class R Shares
Average Annual Return:
1 Year	(11.15%)
5 Years	(5.44%)
10 Years	4.92%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
10 Years	4.98%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.63%)
5 Years	(4.93%)
10 Years	5.48%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.60%)
5 Years	(6.05%)
10 Years	4.31%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.57%)
5 Years	(3.72%)
10 Years	5.00%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Average Annual Return:
1 Year	(18.35%)
5 Years	(6.79%)
10 Years	3.11%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(18.35%)
5 Years	(7.48%)
10 Years	2.49%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.93%)
5 Years	(5.60%)
10 Years	2.67%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Average Annual Return:
1 Year	(18.44%)
5 Years	(6.71%)
10 Years	2.85%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Average Annual Return:
1 Year	(15.00%)
5 Years	(6.40%)
10 Years	3.00%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Average Annual Return:
1 Year	(13.06%)
5 Years	(5.40%)
10 Years	3.91%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Average Annual Return:
1 Year	(13.64%)
5 Years	(5.92%)
10 Years	3.36%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Average Annual Return:
1 Year	(13.33%)
5 Years	(5.56%)
10 Years	3.76%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Average Annual Return:
1 Year	(13.48%)
5 Years	(5.67%)
10 Years	3.65%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Average Annual Return:
1 Year	(13.05%)
5 Years	(5.42%)
10 Years	3.90%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.05%)
5 Years	(6.15%)
10 Years	3.28%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.48%)
5 Years	(4.50%)
10 Years	3.41%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Average Annual Return:
1 Year	(13.23%)
5 Years	(5.46%)
10 Years	3.88%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.23%)
5 Years	(6.19%)
10 Years	3.26%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.60%)
5 Years	(4.53%)
10 Years	3.39%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Average Annual Return:
1 Year	(20.77%)
5 Years	(5.99%)
10 Years	5.05%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(20.77%)
5 Years	(6.58%)
10 Years	4.38%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.50%)
5 Years	(4.98%)
10 Years	4.33%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Average Annual Return:
1 Year	(20.76%)
5 Years	(5.91%)
10 Years	4.90%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Average Annual Return:
1 Year	(17.41%)
5 Years	(5.58%)
10 Years	4.91%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Average Annual Return:
1 Year	(15.12%)
5 Years	(4.67%)
10 Years	5.79%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Average Annual Return:
1 Year	(16.13%)
5 Years	(5.11%)
10 Years	5.42%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Average Annual Return:
1 Year	(15.78%)
5 Years	(4.65%)
10 Years	5.94%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.78%)
5 Years	(5.28%)
10 Years	5.23%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.25%)
5 Years	(3.90%)
10 Years	5.11%
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.17%)
Life of Fund	(7.27%)
Inception Date	Mar 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.38%)
Life of Fund	(7.44%)
Inception Date	Mar 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.55%)
Life of Fund	(7.84%)
Inception Date	Mar 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.81%)
Life of Fund	(6.13%)
Inception Date	Mar 31, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(7.35%)
Life of Fund	(4.39%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Average Annual Return:
1 Year	(17.30%)
Life of Fund	(5.05%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.44%)
Life of Fund	(5.14%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.01%)
Life of Fund	(4.24%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class C Shares
Average Annual Return:
1 Year	(13.81%)
Life of Fund	(4.24%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class R Shares
Average Annual Return:
1 Year	(12.47%)
Life of Fund	(3.77%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(7.35%)
Life of Fund	(4.39%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Average Annual Return:
1 Year	(12.11%)
Life of Fund	(3.29%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.27%)
Life of Fund	(3.39%)
Inception Date	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.62%)
Life of Fund	(2.76%)
Inception Date	Apr 30, 2008

Average Annual Total Returns (Class Z Shares, (Columbia Overseas Value Fund - Z), (Columbia Overseas Value Fund))	0 Months Ended
Jul. 01, 2012
Average Annual Return:
Inception Date	Mar 31, 2008
1 Year	(10.38%)
Life of Fund	(7.44%)
returns after taxes on distributions
Average Annual Return:
Inception Date	Mar 31, 2008
1 Year	(10.55%)
Life of Fund	(7.84%)
returns after taxes on distributions and sale of Fund shares
Average Annual Return:
Inception Date	Mar 31, 2008
1 Year	(5.81%)
Life of Fund	(6.13%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

The Master Portfolio may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Brandes Investment Partners, L.P. (Brandes) - which manages the Master Portfolio on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the "Graham and Dodd" value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its "true" long-term - or intrinsic - value.

Brandes uses fundamental analysis to develop an estimate of intrinsic value, and will consider, among other factors, a company's earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes or if Brandes believes that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investing in Other Funds Risk ��� The performance of the Master Portfolio could be adversely affected if other entities that invest in the same Master Portfolio make relatively large investments or redemptions in the Master Portfolio. Because the expenses and costs of a Master Portfolio are shared by its investors, redemptions by other investors in the Master Portfolio could result in decreased economies of scale and increased operating expenses for the Master Portfolio. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Master Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of the Master Portfolio. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Master Portfolio.

The Fund is subject indirectly to the following risks of the Master Portfolio:

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio's investment objective. There is no assurance that the Master Portfolio will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Master Portfolio's shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I and Class R shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[14]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    26.68%

Worst:   3rd quarter 2002:   -21.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
5 Years	rr_AverageAnnualReturnYear05	(6.33%)
10 Years	rr_AverageAnnualReturnYear10	4.98%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,288
Annual Return 2002	rr_AnnualReturn2002	(17.80%)
Annual Return 2003	rr_AnnualReturn2003	50.45%
Annual Return 2004	rr_AnnualReturn2004	24.17%
Annual Return 2005	rr_AnnualReturn2005	10.16%
Annual Return 2006	rr_AnnualReturn2006	28.26%
Annual Return 2007	rr_AnnualReturn2007	6.72%
Annual Return 2008	rr_AnnualReturn2008	(35.62%)
Annual Return 2009	rr_AnnualReturn2009	22.30%
Annual Return 2010	rr_AnnualReturn2010	2.43%
Annual Return 2011	rr_AnnualReturn2011	(10.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 10.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2002:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
1 Year	rr_AverageAnnualReturnYear01	(16.01%)
5 Years	rr_AverageAnnualReturnYear05	(6.29%)
10 Years	rr_AverageAnnualReturnYear10	4.60%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.94%)
5 Years	rr_AverageAnnualReturnYear05	(7.37%)
10 Years	rr_AverageAnnualReturnYear10	3.48%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.17%)
5 Years	rr_AverageAnnualReturnYear05	(4.82%)
10 Years	rr_AverageAnnualReturnYear10	4.24%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,422
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,214
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,422
1 Year	rr_AverageAnnualReturnYear01	(15.87%)
5 Years	rr_AverageAnnualReturnYear05	(6.09%)
10 Years	rr_AverageAnnualReturnYear10	4.45%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,610
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,214
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,610
1 Year	rr_AverageAnnualReturnYear01	(12.42%)
5 Years	rr_AverageAnnualReturnYear05	(5.88%)
10 Years	rr_AverageAnnualReturnYear10	4.44%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
1 Year	rr_AverageAnnualReturnYear01	(12.40%)
5 Years	rr_AverageAnnualReturnYear05	(5.48%)
10 Years	rr_AverageAnnualReturnYear10	5.05%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,089
1 Year	rr_AverageAnnualReturnYear01	(11.15%)
5 Years	rr_AverageAnnualReturnYear05	(5.44%)
10 Years	rr_AverageAnnualReturnYear10	4.92%
(Columbia International Value Fund - Z) | (Columbia International Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

The Master Portfolio may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Brandes Investment Partners, L.P. (Brandes) - which manages the Master Portfolio on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the "Graham and Dodd" value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its "true" long-term - or intrinsic - value.

Brandes uses fundamental analysis to develop an estimate of intrinsic value, and will consider, among other factors, a company's earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes or if Brandes believes that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investing in Other Funds Risk ��� The performance of the Master Portfolio could be adversely affected if other entities that invest in the same Master Portfolio make relatively large investments or redemptions in the Master Portfolio. Because the expenses and costs of a Master Portfolio are shared by its investors, redemptions by other investors in the Master Portfolio could result in decreased economies of scale and increased operating expenses for the Master Portfolio. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Master Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of the Master Portfolio. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Master Portfolio.

The Fund is subject indirectly to the following risks of the Master Portfolio:

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio's investment objective. There is no assurance that the Master Portfolio will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Master Portfolio's shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[15]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    26.78%

Worst:   3rd quarter 2002:   -21.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia International Value Fund - Z) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
5 Years	rr_AverageAnnualReturnYear05	(6.33%)
10 Years	rr_AverageAnnualReturnYear10	4.98%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,539
Annual Return 2002	rr_AnnualReturn2002	(17.60%)
Annual Return 2003	rr_AnnualReturn2003	50.78%
Annual Return 2004	rr_AnnualReturn2004	24.47%
Annual Return 2005	rr_AnnualReturn2005	10.42%
Annual Return 2006	rr_AnnualReturn2006	28.60%
Annual Return 2007	rr_AnnualReturn2007	7.01%
Annual Return 2008	rr_AnnualReturn2008	(35.47%)
Annual Return 2009	rr_AnnualReturn2009	22.59%
Annual Return 2010	rr_AnnualReturn2010	2.66%
Annual Return 2011	rr_AnnualReturn2011	(10.63%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 10.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2002:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
1 Year	rr_AverageAnnualReturnYear01	(10.63%)
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
10 Years	rr_AverageAnnualReturnYear10	5.48%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
5 Years	rr_AverageAnnualReturnYear05	(6.05%)
10 Years	rr_AverageAnnualReturnYear10	4.31%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	5.00%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class R4 or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I and Class W shares is September 27, 2010; the inception date for the Fund's Class R shares is January 23, 2006 and the inception date for the Fund's Class R4 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[16]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.94%

Worst:   4th quarter 2008:   -24.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Annual Return 2002	rr_AnnualReturn2002	(13.99%)
Annual Return 2003	rr_AnnualReturn2003	34.08%
Annual Return 2004	rr_AnnualReturn2004	17.62%
Annual Return 2005	rr_AnnualReturn2005	13.82%
Annual Return 2006	rr_AnnualReturn2006	24.95%
Annual Return 2007	rr_AnnualReturn2007	14.21%
Annual Return 2008	rr_AnnualReturn2008	(47.04%)
Annual Return 2009	rr_AnnualReturn2009	31.13%
Annual Return 2010	rr_AnnualReturn2010	8.70%
Annual Return 2011	rr_AnnualReturn2011	(13.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 11.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
1 Year	rr_AverageAnnualReturnYear01	(18.35%)
5 Years	rr_AverageAnnualReturnYear05	(6.79%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.35%)
5 Years	rr_AverageAnnualReturnYear05	(7.48%)
10 Years	rr_AverageAnnualReturnYear10	2.49%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.93%)
5 Years	rr_AverageAnnualReturnYear05	(5.60%)
10 Years	rr_AverageAnnualReturnYear10	2.67%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	967
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,271
1 Year	rr_AverageAnnualReturnYear01	(18.44%)
5 Years	rr_AverageAnnualReturnYear05	(6.71%)
10 Years	rr_AverageAnnualReturnYear10	2.85%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
1 Year	rr_AverageAnnualReturnYear01	(15.00%)
5 Years	rr_AverageAnnualReturnYear05	(6.40%)
10 Years	rr_AverageAnnualReturnYear10	3.00%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
1 Year	rr_AverageAnnualReturnYear01	(13.06%)
5 Years	rr_AverageAnnualReturnYear05	(5.40%)
10 Years	rr_AverageAnnualReturnYear10	3.91%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
1 Year	rr_AverageAnnualReturnYear01	(13.64%)
5 Years	rr_AverageAnnualReturnYear05	(5.92%)
10 Years	rr_AverageAnnualReturnYear10	3.36%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(5.56%)
10 Years	rr_AverageAnnualReturnYear10	3.76%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_AverageAnnualReturnYear01	(13.48%)
5 Years	rr_AverageAnnualReturnYear05	(5.67%)
10 Years	rr_AverageAnnualReturnYear10	3.65%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class Y shares is March 7, 2011. The returns shown for this class of shares include the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[17]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.06%

Worst:   4th quarter 2008:   -24.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2002	rr_AnnualReturn2002	(14.53%)
Annual Return 2003	rr_AnnualReturn2003	34.34%
Annual Return 2004	rr_AnnualReturn2004	17.98%
Annual Return 2005	rr_AnnualReturn2005	14.08%
Annual Return 2006	rr_AnnualReturn2006	25.33%
Annual Return 2007	rr_AnnualReturn2007	14.47%
Annual Return 2008	rr_AnnualReturn2008	(46.96%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	8.99%
Annual Return 2011	rr_AnnualReturn2011	(13.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 11.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.42%)
1 Year	rr_AverageAnnualReturnYear01	(13.05%)
5 Years	rr_AverageAnnualReturnYear05	(5.42%)
10 Years	rr_AverageAnnualReturnYear10	3.90%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.05%)
5 Years	rr_AverageAnnualReturnYear05	(6.15%)
10 Years	rr_AverageAnnualReturnYear10	3.28%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.48%)
5 Years	rr_AverageAnnualReturnYear05	(4.50%)
10 Years	rr_AverageAnnualReturnYear10	3.41%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Investment Manager. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Investment Manager use their own methodology for selecting investments.

Columbia Management

The Investment Manager invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Investment Manager also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly.

When investing in forward contracts to seek to enhance returns, the Investment Manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

The Investment Manager also uses forward contracts to manage the Fund's overall currency exposures. A forward contract is an agreement between two parties to buy or sell an asset at a specified future time at a price agreed today.

Threadneedle

Threadneedle, an affiliate of the Investment Manager, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk ��� The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Prior to July 8, 2009, the Columbia Management sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures reflect the former subadviser's day-to-day management prior to that date.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[18]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    26.06%

Worst:   4th quarter 2008:   -24.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2002	rr_AnnualReturn2002	(14.53%)
Annual Return 2003	rr_AnnualReturn2003	34.34%
Annual Return 2004	rr_AnnualReturn2004	17.98%
Annual Return 2005	rr_AnnualReturn2005	14.08%
Annual Return 2006	rr_AnnualReturn2006	25.33%
Annual Return 2007	rr_AnnualReturn2007	14.47%
Annual Return 2008	rr_AnnualReturn2008	(46.96%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	8.99%
Annual Return 2011	rr_AnnualReturn2011	(13.23%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 12.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.42%)
1 Year	rr_AverageAnnualReturnYear01	(13.23%)
5 Years	rr_AverageAnnualReturnYear05	(5.46%)
10 Years	rr_AverageAnnualReturnYear10	3.88%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.23%)
5 Years	rr_AverageAnnualReturnYear05	(6.19%)
10 Years	rr_AverageAnnualReturnYear10	3.26%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.60%)
5 Years	rr_AverageAnnualReturnYear05	(4.53%)
10 Years	rr_AverageAnnualReturnYear10	3.39%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010 and the inception date for the Fund's Class R shares is January 23, 2006. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[19]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter: 2009:    26.57%

Worst:   4th quarter: 2008:   -27.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,271
Annual Return 2002	rr_AnnualReturn2002	(7.77%)
Annual Return 2003	rr_AnnualReturn2003	40.24%
Annual Return 2004	rr_AnnualReturn2004	16.76%
Annual Return 2005	rr_AnnualReturn2005	19.74%
Annual Return 2006	rr_AnnualReturn2006	23.34%
Annual Return 2007	rr_AnnualReturn2007	19.99%
Annual Return 2008	rr_AnnualReturn2008	(50.78%)
Annual Return 2009	rr_AnnualReturn2009	37.98%
Annual Return 2010	rr_AnnualReturn2010	13.74%
Annual Return 2011	rr_AnnualReturn2011	(15.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 14.92%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter: 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter: 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.68%)
1 Year	rr_AverageAnnualReturnYear01	(20.77%)
5 Years	rr_AverageAnnualReturnYear05	(5.99%)
10 Years	rr_AverageAnnualReturnYear10	5.05%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.77%)
5 Years	rr_AverageAnnualReturnYear05	(6.58%)
10 Years	rr_AverageAnnualReturnYear10	4.38%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.50%)
5 Years	rr_AverageAnnualReturnYear05	(4.98%)
10 Years	rr_AverageAnnualReturnYear10	4.33%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,004
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,405
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	704
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,405
1 Year	rr_AverageAnnualReturnYear01	(20.76%)
5 Years	rr_AverageAnnualReturnYear05	(5.91%)
10 Years	rr_AverageAnnualReturnYear10	4.90%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,594
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	704
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,594
1 Year	rr_AverageAnnualReturnYear01	(17.41%)
5 Years	rr_AverageAnnualReturnYear05	(5.58%)
10 Years	rr_AverageAnnualReturnYear10	4.91%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	(15.12%)
5 Years	rr_AverageAnnualReturnYear05	(4.67%)
10 Years	rr_AverageAnnualReturnYear10	5.79%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,071
1 Year	rr_AverageAnnualReturnYear01	(16.13%)
5 Years	rr_AverageAnnualReturnYear05	(5.11%)
10 Years	rr_AverageAnnualReturnYear10	5.42%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[20]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter: 2009:    26.66%

Worst:   4th quarter: 2008:   -27.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,521
Annual Return 2002	rr_AnnualReturn2002	(7.49%)
Annual Return 2003	rr_AnnualReturn2003	40.59%
Annual Return 2004	rr_AnnualReturn2004	17.01%
Annual Return 2005	rr_AnnualReturn2005	20.07%
Annual Return 2006	rr_AnnualReturn2006	23.69%
Annual Return 2007	rr_AnnualReturn2007	20.24%
Annual Return 2008	rr_AnnualReturn2008	(50.68%)
Annual Return 2009	rr_AnnualReturn2009	38.29%
Annual Return 2010	rr_AnnualReturn2010	14.09%
Annual Return 2011	rr_AnnualReturn2011	(15.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 15.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter: 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter: 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.61%)
1 Year	rr_AverageAnnualReturnYear01	(15.78%)
5 Years	rr_AverageAnnualReturnYear05	(4.65%)
10 Years	rr_AverageAnnualReturnYear10	5.94%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.78%)
5 Years	rr_AverageAnnualReturnYear05	(5.28%)
10 Years	rr_AverageAnnualReturnYear10	5.23%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.25%)
5 Years	rr_AverageAnnualReturnYear05	(3.90%)
10 Years	rr_AverageAnnualReturnYear10	5.11%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. No performance information is shown for Class A, Class C and Class R shares because these share classes have not commenced operations as of the date of this prospectus. The inception date for the Fund's Class I and Class W shares is March 30, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[21]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.

     2009     2010     2011

    33.73%    4.64%  -10.38%

----------

* Year-to-date return as of March 31, 2012: 10.62%

Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:    32.29%

Worst:  3rd quarter 2011:   -18.87%

Class Z shares - returns before taxes

    Inception Date      1 year     Life of Fund

     March 31, 2008    (10.38%)      (7.44%)

Class Z shares - returns after taxes on distributions

    Inception Date      1 year    Life of Fund

     March 31, 2008    (10.55%)     (7.84%)

Class Z shares - returns after taxes on distributions and sale of Fund shares

    Inception Date      1 year    Life of Fund

     March 31, 2008    (5.81%)      (6.13%)

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

    Inception Date      1 year    Life of Fund

     March 31, 2008    (12.17%)      (7.27%)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.87%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.89%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,744
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.87%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.89%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,057
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.89%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,036
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.89%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,560
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.89%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,302
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[21]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(7.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.89%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,036
Annual Return 2009	rr_AnnualReturn2009	33.73%
Annual Return 2010	rr_AnnualReturn2010	4.64%
Annual Return 2011	rr_AnnualReturn2011	(10.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 10.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2011:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.87%)
1 Year	rr_AverageAnnualReturnYear01	(10.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(7.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.55%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(7.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.81%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(6.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside the United States or doing business outside the United States (unless market conditions are not deemed favorable by Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in or economically tied to emerging market countries.

The Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. Marsico generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Primarily for hedging purposes, the Fund may invest in derivatives, including futures (including futures on securities indices and foreign currencies), forward contracts on foreign currencies, options (including options on securities and securities indices) and other derivative instruments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[22]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    20.88%

Worst:   3rd quarter 2011:   -20.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI All Country World Index (ACWI) (Net), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.54%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,042
Annual Return 2009	rr_AnnualReturn2009	33.94%
Annual Return 2010	rr_AnnualReturn2010	24.20%
Annual Return 2011	rr_AnnualReturn2011	(12.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 21.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2011:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
1 Year	rr_AverageAnnualReturnYear01	(17.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.44%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	4.29%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,121
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,121
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,328
1 Year	rr_AverageAnnualReturnYear01	(13.81%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.79%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,901
1 Year	rr_AverageAnnualReturnYear01	(12.47%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside the United States or doing business outside the United States (unless market conditions are not deemed favorable by Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in or economically tied to emerging market countries.

The Fund may invest without limit in foreign securities. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. Marsico generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Primarily for hedging purposes, the Fund may invest in derivatives, including futures (including futures on securities indices and foreign currencies), forward contracts on foreign currencies, options (including options on securities and securities indices) and other derivative instruments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Geographic Concentration Risk ��� Because the Fund may, in certain circumstances, concentrate its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[23]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    20.84%

Worst:   3rd quarter 2011:   -20.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI All Country World Index (ACWI) (Net), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.02%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.29%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,450
Annual Return 2009	rr_AnnualReturn2009	34.29%
Annual Return 2010	rr_AnnualReturn2010	24.49%
Annual Return 2011	rr_AnnualReturn2011	(12.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2012: 21.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2011:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.47%)
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.27%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[4]	These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
[5]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[6]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, 1.07% for Class I and 1.71% for Class R.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class Z.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.11% for Class I and 1.74% for Class R.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.24% for Class Z.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C, 1.31% for Class I, 1.81% for Class R and 1.56% for Class W.
[12]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.
[14]	Year-to-date return as of March 31, 2012: 10.03%
[15]	Year-to-date return as of March 31, 2012: 10.09%
[16]	Year-to-date return as of March 31, 2012: 11.82%
[17]	Year-to-date return as of March 31, 2012: 11.99%
[18]	Year-to-date return as of March 31, 2012: 12.03%
[19]	Year-to-date return as of March 31, 2012: 14.92%
[20]	Year-to-date return as of March 31, 2012: 15.06%
[21]	Year-to-date return as of March 31, 2012: 10.62%
[22]	Year-to-date return as of March 31, 2012: 21.68%
[23]	Year-to-date return as of March 31, 2012: 21.93%